OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

December 29, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Capital Income Fund (the "Registrant")

           Reg. No. 2-33043; File No. 811-1512

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2009.

                                                                                                         Sincerely,

                                                                                                         /s/ Mitchell J. Lindauer

                                                                                                         Mitchell J. Lindauer

                     Vice President and Assistant General Counsel

                                 212-323-0254

                                                                                                   mlindauer@oppenheimerfunds.com

cc:     K&L Gates LLP

         Gloria LaFond
         Nancy S. Vann

         Taylor V. Edwards